Submission	Jul. 10, 2026
Submission [Line Items]
Central Index Key	0000948708
Registrant Name	SMITH MICRO SOFTWARE, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES